Goodwill - Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Goodwill [Abstract]
Balance beginning	$ 1,679,978 [1]	$ 1,679,978
Acquisition
Impairment				(4,125,460)
Balance ending	$ 1,679,978	$ 1,679,978	[1]	$ 1,679,978

[1]	Derived from audited information